Commodity risk management contracts (Summary of Gain (Loss) on the Commodity Risk Management Contracts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated Statement Of Comprehensive Income [Abstract]
Realized (loss) gain on commodity risk management contracts	$ 21,059	$ 3,888	$ (26,098)
Unrealized gain (loss) on commodity risk management contracts	(12,978)	(26,411)	42,271
Total	$ 8,081	$ (22,523)	$ 16,173